UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

NOTIFICATION OF REDEMPTION

OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01481

MSD INVESTMENT CORP.

(Exact Name Of Registrant As Specified In Charter)

550 Madison Ave., 20th Floor

New York, New York 10022

(Address of Principal Executive Offices) (Zip Code)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption in reliance upon no-action relief previously granted by the Commission staff to another issuer under similar facts and circumstances.

(1)	Title of the class of securities of MSD Investment Corp. (the “Company”) to be redeemed:

12.0% Series A Cumulative Non-Voting Preferred Stock (the “Preferred Shares”).

(2)	Date on which the securities are to be redeemed:

The Preferred Shares will be redeemed on December 15, 2025.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 5(a) of the Articles Supplementary, filed with the State Department of Assessments and Taxation of Maryland on November 20, 2023 (the “Articles Supplementary”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem, in whole, $750,000 in aggregate principal amount of the issued and outstanding Preferred Shares pursuant to the terms of the Articles Supplementary.

SIGNATURES

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 15th day of December, 2025.

MSD Investment Corp.

By:	/s/ Brian Williams
Name: Brian Williams
Title: Chief Financial Officer and Treasurer